Net Capital Requirements	12 Months Ended
Dec. 31, 2011
Net Capital Requirements [Abstract]
Net Capital Requirements
18.	Net capital requirements

During the first quarter of 2011, the Company merged all of its domestic broker-dealers into two broker-dealers, KCA and KECS. The Company's U.S. registered broker-dealers are subject to the SEC's Uniform Net Capital Rule, which requires the maintenance of minimum net capital. In 2011, all of the Company's broker-dealer subsidiaries were in compliance with their capital adequacy requirements.

The following table sets forth the net capital levels and requirements for the following significant U.S. registered broker-dealer subsidiaries at December 31, 2011 as filed in their respective regulatory filings (in millions):

Entity	Net Capital	Net Capital Requirement	Excess Net Capital
KCA	$278.0	$1.0	$277.0
KECS	$116.4	$0.6	$115.8

The Company's foreign registered broker-dealers are subject to certain financial resource requirements of either the FSA or the SFC. The following table sets forth the financial resource requirement for the following significant foreign regulated broker-dealer at December 31, 2011 (in millions):

Entity	Financial Resources	Resource Requirement	Excess Financial Resources
Knight Capital Europe Limited	$124.8	$30.9	$93.9